Acquisition Purchase Price Payable	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Acquisition Purchase Price Payable

ACQUISITION PURCHASE PRICE PAYABLE

On August 8, 2011, the Company, through WOFE II, acquired 100% of Yantai Tianzheng’s equity interests for total purchase consideration of US$35,000,000 that was fully paid as of March 31, 2014. $5,000,000 was paid on September 24, 2013, and the balance was fully paid as of March 31, 2014.

ACQUISITION PURCHASE PRICE PAYABLE

On August 8, 2011, the Company, through WOFE II, acquired 100% of Yantai Tianzheng’s equity interests for total purchase consideration of US$35,000,000 (paid in its RMB equivalent) of which US$6,000,000 was paid as of the Execution Date of the acquisition the remaining $29,000,000 was due in a series of contractual installments.

Certain provisions in the acquisition agreement provided the Company with the ability to elect, at its own discretion, to automatically convert any portion or all of the installment payments due into a two-year term loan, with interest accruing at the rate of six percent (6%) per annum.

As of June 30, 2013, $30,000,000 was paid. As of June 30, 2013, the balance of $5,000,000 is due on February 8, 2015.